Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Current tax assets
Tax refund receivable	$ 623,470	$ 20,289	$ 207,272
Prepaid income tax	125,049	4,069	334,908
Current tax assets	748,519	24,358	542,180
Current tax liabilities
Income tax payable	$ 18,360,792	$ 597,488	$ 16,362,350